S000006017 [Member] Expense Example - Short-Term Treasury Portfolio - Class I	Jan. 31, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	330
Expense Example, with Redemption, 5 Years	614
Expense Example, with Redemption, 10 Years	$ 1,423